--------------------------------------------------------------------------------

                     LEHMAN BROTHERS RESERVE LIQUIDITY FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION


                              DATED: July 29, 2007


                         MONEY MARKET RESERVE PORTFOLIO
                             PRIME RESERVE PORTFOLIO
                     TREASURY OBLIGATIONS RESERVE PORTFOLIO

             605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll Free 800-877-9700
________________________________________________________________________________


      MONEY MARKET RESERVE Portfolio (formerly, Lehman Brothers Reserve Liquidity Fund), PRIME RESERVE Portfolio (formerly, Lehman Brothers Prime Reserve Money Fund) and TREASURY OBLIGATIONS RESERVE Portfolio (formerly, Lehman Brothers U.S. Treasury Reserve Fund) (each a "Portfolio") are mutual funds that offer shares pursuant to a Prospectus dated July 29, 2007. MONEY MARKET RESERVE Portfolio, PRIME RESERVE Portfolio, AND TREASURY OBLIGATIONS RESERVE Portfolio each invests all of its net investable assets in Money Market Master Series (formerly, Institutional Liquidity Portfolio), Prime Master Series (formerly, Prime Portfolio) and Treasury Master Series (formerly, U.S. Treasury Portfolio) (each a "Master Series"), respectively, each a series of Institutional Liquidity Trust.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolios' Prospectus.

      The Portfolios' Prospectus provides more information about the Portfolios that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2[nd] Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Portfolio or its distributor. The Prospectus and this SAI do not constitute an offering by a Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

      "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (c)2007 Neuberger Berman Management Inc. All rights reserved.

(C)2007 Lehman Brothers Asset Management LLC. All rights reserved.


(C)2007 Lehman Brothers.  All rights reserved.

                               TABLE OF CONTENTS
                               -----------------

INVESTMENT INFORMATION.........................................................3

   Investment Policies and Limitations.........................................3


   Cash Management and Temporary Defensive Positions (All Master Series).......8


   Additional Investment Information...........................................8

CERTAIN RISK CONSIDERATIONS...................................................26

PERFORMANCE INFORMATION.......................................................26


   Yield Calculations.........................................................27


TRUSTEES AND OFFICERS.........................................................27


   Information about the Board of Trustees....................................27

   Information about the Officers of the Trust................................35

   Ownership of Securities....................................................43

   Independent Portfolio Trustees Ownership of Securities.....................44

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................44

   Investment Manager and Administrator.......................................44

   Management and Administration Fees.........................................46

   Contractual Fee Cap........................................................47

   Sub-Adviser................................................................47

   Investment Companies Managed...............................................48

   Codes of Ethics............................................................49

   Management  and  Control  of  NB  Management  and Lehman Brothers Asset
   Management.................................................................49

DISTRIBUTION ARRANGEMENTS.....................................................49

   Distributor................................................................49

ADDITIONAL PURCHASE INFORMATION...............................................52

   Share Prices and Net Asset Value...........................................52

   Financial Intermediaries...................................................52

VALUATION OF PORTFOLIO SECURITIES.............................................52

ADDITIONAL EXCHANGE INFORMATION...............................................53

ADDITIONAL REDEMPTION INFORMATION.............................................53

   Suspension of Redemptions..................................................53

   Redemptions in Kind........................................................53


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DIVIDENDS AND OTHER DISTRIBUTIONS.............................................54

ADDITIONAL TAX INFORMATION....................................................55

   Taxation of the Portfolios.................................................55

   Taxation of the Master Series..............................................56

   Taxation of the Portfolios' Shareholders...................................56


PORTFOLIO TRANSACTIONS........................................................57

   Portfolio Holdings Disclosure Policy.......................................59

   Portfolio Holdings Disclosure Procedures...................................60

   Portfolio Holdings Approved Recipients.....................................60

   Expense Offset Arrangement.................................................62

   Proxy Voting...............................................................62

REPORTS TO SHAREHOLDERS.......................................................63

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................63

   The Portfolios.............................................................63

   The Master Series..........................................................64

CUSTODIAN AND TRANSFER AGENT..................................................66

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................66

LEGAL COUNSEL.................................................................66

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................66

REGISTRATION STATEMENT........................................................67

FINANCIAL STATEMENTS..........................................................67


APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

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

                             INVESTMENT INFORMATION


      Each Portfolio is a separate operating series of Lehman Brothers Reserve Liquidity Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Portfolio seeks its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of a Portfolio. Each Master Series, in turn, invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio that invests therein. (The Trust and Master Trust are together referred to below as the "Trusts.") Each Master Series is advised by NB Management and sub-advised by Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management").

     The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Portfolio and Master Series. The investment objective and, unless otherwise specified, the investment policies and limitations of each Portfolio and Master Series are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Portfolio Trustees") or of the Master Trust ("Master Trustees") without shareholder approval. The fundamental investment policies and limitations of a Portfolio or Master Series may not be changed without the approval of the lesser of:

      (1) 67% of the total units of beneficial interest ("shares") of the Portfolio or Master Series represented at a meeting at which more than 50% of the outstanding Portfolio or Master Series shares are represented, or

      (2)  a  majority  of  the  outstanding shares of the Portfolio  or  Master
Series.

      These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Portfolio is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Master Series, a Portfolio casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.


Investment Policies and Limitations
-----------------------------------


      Each Portfolio has the following fundamental investment policy, to enable it to invest in a Master Series:

            Notwithstanding  any  other  investment  policy  of  the
            Portfolio, the Portfolio may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Portfolio.

      A Portfolio's policy on "Investments in Any One Issuer" does not limit a Portfolio's ability to invest up to 100% of its total assets in a Master Series with the same investment objectives, policies and limitations as the Portfolio.


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      All  other fundamental investment policies and limitations  and  the  non-
fundamental investment policies and limitations of each Portfolio are identical to those of its corresponding Master Series. Therefore, although the following discusses the investment policies and limitations of each Master Series, it applies equally to each corresponding Portfolio.

      A Master Series determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

      Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Master Series. If events subsequent to a transaction result in a Master Series exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.


      The following investment policies and limitations are fundamental and apply to Money Market Master Series and Prime Master Series:


      1.    BORROWING. No Master Series may borrow  money,  except  that  it may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Master Series' total assets, that Master Series will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, each Master Series may borrow from any person for temporary purposes in an amount not exceeding 5% of the Master Series' total assets at the time the loan is made.

      2. COMMODITIES. No Master Series may purchase commodities or contracts thereon, but this restriction shall not prohibit a Master Series from purchasing the securities of issuers that own interests in any of the foregoing.

      3. DIVERSIFICATION. No Master Series may with respect to 75% of the value of its total assets purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Master Series is subject to the diversification requirements under Rule 2a-7.)


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


      4. INDUSTRY CONCENTRATION. No Master Series may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that each Master Series normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. There is no investment limitation with respect to (i) U.S. Government and Agency Securities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

      5. LENDING. No Master Series may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE. No Master Series may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Master Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

      7. SENIOR SECURITIES. No Master Series may issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. No Master Series may engage in the business of underwriting securities of other issuers, except to the extent that a Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").


      The following investment policies and limitations are fundamental and apply to Treasury Master Series:


      1. BORROWING. The Master Series may not borrow money, except that the Master Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, the Master Series may borrow from any person for temporary purposes in an amount not exceeding 5% of the Master Series' total assets at the time the loan is made.

      2. COMMODITIES AND REAL ESTATE. The Master Series may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association.

      3. LENDING. The Master Series may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with


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


its  investment  objective, policies, and limitations,  the  Master  Series  can
(i) purchase debt securities and (ii) engage in repurchase agreements.

      4. INDUSTRY CONCENTRATION. The Master Series may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to
(i) purchases of U.S. Government and Agency Securities or (ii) investments in CDs or banker's acceptances issued by domestic branches of U.S. banks.

      5. DIVERSIFICATION. The Master Series may not with respect to 75% of the value of its total assets purchase the securities of any issuer (other than U.S. Government and Agency Securities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Master Series is subject to the diversification requirements under Rule 2a-7.)

      6. Senior Securities. The Master Series may not issue senior securities, except as permitted under the 1940 Act.

      7. Underwriting. The Master Series may not underwrite securities of other issuers, except to the extent that the Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended.

      8. Short Sales and Puts, Calls, Straddles, or Spreads. The Master Series may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.


      Senior Securities: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

      The following investment policies and limitations are non-fundamental and apply to MONEY MARKET Master Series and PRIME Master Series:


      1. INVESTMENTS IN ANY ONE ISSUER. No Master Series may purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Master Series' total assets would be invested in the securities of that issuer.

      2. ILLIQUID SECURITIES. No Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within

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

seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

      3. BORROWING. No Master Series will invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

      4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Master Series may make any loans other than securities loans.

      5. MARGIN TRANSACTIONS. No Master Series may purchase securities on margin from brokers or other lenders, except that a Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.


      The following investment policies and limitations are non-fundamental and apply to TREASURY Master Series:


      1. BORROWING AND SECURITIES LENDING. The Master Series will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

      2. ILLIQUID SECURITIES. The Master Series may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

      3. INVESTMENTS IN ANY ONE ISSUER. The Master Series may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Master Series' total assets would be invested in the securities of that issuer.

      4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Master Series may not make any loans other than securities loans.

      5. MARGIN TRANSACTIONS. The Master Series may not purchase securities on margin from brokers or other lenders, except that the Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.


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


Cash Management and Temporary Defensive Positions (All Master Series)
---------------------------------------------------------------------

      For temporary defensive purposes, each Master Series may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds, and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations.

      In reliance on an SEC exemptive rule, a Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude an investing Master Series from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Master Series' investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

Additional Investment Information
---------------------------------

      Each Master Series may make the following investments, among others, some of which are part of the Master Series' principal investment strategies and some of which are not. The principal risks of each Master Series' principal investment strategies are discussed in the Portfolios' Prospectus. A Master Series will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (e.g., repurchase agreements and securities lending) may produce taxable income for the Master Series.

      FINANCIAL SERVICES OBLIGATIONS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because the Money Market Master Series and Prime Master Series normally will concentrate more than 25% of their respective total assets in the obligations of companies in the financial services industries, they will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

      CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Master Series invests typically are not covered by deposit insurance.


POLICIES AND LIMITATIONS. Money Market Master Series and Prime Master Series normally each will invest more than 25% of their respective total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. PRIME Master Series does not invest in foreign debt securities except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.


      RISKS OF FIXED INCOME SECURITIES. (ALL MASTER SERIES) Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to


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


price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

      Lower-rated securities which are more likely to react to developments affecting market and credit risk than are more highly rated securities, react primarily to movements in the general level of interest rates. Some debt securities in which a Master Series may invest are also subject to the risk that the issuer might repay them early ("call risk").

      CALL RISK. When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Master Series holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Master Series would have to reinvest the proceeds from the called security at the current, lower rates.

      RATINGS OF FIXED INCOME SECURITIES. Each Master Series may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. or any other nationally recognized statistical rating organization ("NRSRO") (please see the Portfolios' prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although a Master Series may rely on the ratings of any NRSRO, a Master Series mainly refers to ratings assigned by S&P, Moody's and Fitch, Inc. which are described in Appendix A. Each Master Series may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management to the rated securities in which a Master Series may permissibly invest.


      HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Lehman Brothers Asset Management to be of comparable quality.


      RATINGS DOWNGRADES. Subsequent to its purchase by a Master Series, the rating of an issue of debt securities may be reduced so that the securities would no longer be eligible for purchase by the Master Series. In such a case, Lehman Brothers Asset Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

      DURATION. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Master Series will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

      MATURITY. Each Master Series has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, a Master Series will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Master Series to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Money Market Master Series is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days. Prime Master Series and Treasury Master Series each has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

      U.S. GOVERNMENT AND AGENCY SECURITIES. (All Master Series) "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the "Federal National Mortgage Association"), Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae (formerly known as the "Student Loan Marketing Association"), Federal Home Loan Banks ("FHLB") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.


      U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.


      Each Master Series may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of United States Treasury bills with comparable maturities.


      POLICIES AND LIMITATIONS. MONEY MARKET Master Series and PRIME Master Series each may invest 25% or more of its total assets in U.S. Government and Agency Securities.


      TREASURY Master Series invests all of its assets in direct obligations of the U.S. Treasury and repurchase agreements relating to such securities. Neither Treasury Master Series nor its corresponding Master Series will change this strategy without providing shareholders at least 60 days' advance notice.

      ILLIQUID SECURITIES. (ALL MASTER SERIES) Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Lehman Brothers Asset Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Master Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Master Series may be subject to legal restrictions which could be costly to the Master Series.

      POLICIES AND LIMITATIONS. Each Master Series may invest up to 10% of its net assets in illiquid securities. PRIME Master Series may not invest in illiquid securities that are foreign debt securities, except to the extent that certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks would be deemed illiquid securities.

      REPURCHASE AGREEMENTS. (ALL MASTER SERIES) In a repurchase agreement, a Master Series purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Master Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Lehman Brothers Asset Management monitors the creditworthiness of sellers.

      A Master Series may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; no Master Series may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Master Series may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Master Series' account by its custodian or a bank acting as the Master Series' agent.

      SECURITIES LOANS. (ALL MASTER SERIES) Each Master Series may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Lehman Brothers Asset Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities for MONEY MARKET Master Series and 105% in the case of securities issued by foreign branches of U.S. banks for PRIME Master Series) of the market value of the loaned securities, is continuously maintained by the borrower with a Master Series. A Master Series may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay a Master Series an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Master Series or the borrower. A Master Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Master Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Lehman Brothers Asset Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Master Series can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Master Series also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. Each Master Series may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

     POLICIES AND LIMITATIONS. In order to realize income, each Master Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Lehman Brothers Asset Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Master Series by depositing collateral in a form determined to be satisfactory by the Master Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities for MONEY MARKET Master Series and 105% in the case of securities issued by foreign branches of U.S. banks for PRIME Master Series) of the market value of the loaned securities, which will also be marked to market daily.

      For all Master Series, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, each of these Master Series does not currently intend to invest more than 20% of its total assets in securities lending transactions.

     Borrowers are required continuously to secure their obligations to return securities on loan from a Master Series by depositing collateral in a form determined to be satisfactory by the Master Trustees. A Master Series does not count the collateral for purposes of any investment policy or limitation that requires that Master Series to invest specific percentages of its assets in accordance with its principal investment program.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES. (All Master Series) Each Master Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Master Series qualify under Rule 144A and an institutional market develops for those securities, a Master Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Master Series' illiquidity. Lehman Brothers Asset Management, acting under guidelines established by the Master Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, a Master Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Master Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Master Series might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Master Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Master Series' 10% limit on investments in illiquid securities.

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. (ALL MASTER SERIES) These transactions involve a commitment by each Master Series to purchase securities that will be issued at a future date ordinarily within two months, although a Master Series may agree to a longer settlement period. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued and delayed delivery transactions enable a Master Series to "lock in" what Lehman Brothers Asset Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Master Series might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, a Master Series may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Master Series will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

      The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Master Series' NAV starting on the date of the agreement to purchase the securities. Because a Master Series has not yet paid for the securities, this produces an effect similar to leverage. A Master Series does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Master Series is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Master Series' interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

      When-issued and delayed-delivery transactions may cause a Master Series to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

      POLICIES AND LIMITATIONS. A Master Series will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Master Series may dispose of or renegotiate a commitment after it has been entered into. A Master Series also may sell securities it has committed to purchase before those securities are delivered to the Master Series on the settlement date. A Master Series may realize capital gains or losses in connection with these transactions.

      When a Master Series purchases securities on a when-issued or delayed delivery basis, the Master Series will, until payment is made, deposit in a segregated account with its custodian, or designate on its books as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Master Series' purchase commitments. This procedure is designed to ensure that the Master Series maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

     COMMERCIAL PAPER. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. A Master Series may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, Lehman Brothers Asset Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Master Trustees.

      POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Master Series' 10% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS. (ALL MASTER SERIES) In a reverse repurchase agreement, a Master Series sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Master Series' and Portfolio's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Master Series. Lehman Brothers Asset Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

      A Master Series' investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Master Series generally will enter into a reverse repurchase agreement only if Lehman Brothers Asset Management anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Master Series receives a large-scale redemption near 5:00 p.m. Eastern time.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of a Master Series' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Master Series will deposit in a segregated account with its custodian, or designate on its books as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to a Master Series' obligations under the agreement. A Master Series may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, each of these Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

      BANKING AND SAVINGS INSTITUTION SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which a Master Series invests typically are not covered by deposit insurance.


      A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

      Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

      POLICIES AND LIMITATIONS. PRIME Master Series may not invest in banking and savings institution securities that are foreign debt securities except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.


      VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. (All MASTER SERIES) Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

      Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Master Series' quality standards. Accordingly, in purchasing these securities, each Master Series relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Master Series can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Master Series to sell the security to the issuer or third party at a specified price. A Master Series may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

      POLICIES AND LIMITATIONS. Each Master Series may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

      For purposes of determining its dollar-weighted average maturity, a Master Series calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, a Master Series is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, Lehman Brothers Asset Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

      FUNDING AGREEMENTS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Master Series may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

      POLICIES AND LIMITATIONS. Funding Agreements are generally regarded as illiquid. Thus, each Master Series may not invest in such Funding Agreements if, as a result, more than 10% of the value of its net assets would then be invested in illiquid securities.

      EXTENDIBLE SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Master Series may invest in extendible securities including Extendible Commercial Notes ("ECNs"), Extendible Medium-Term Notes ("XMTNs"), Trust Liquidity Notes ("TLNs") and Secured Liquidity Notes ("SLNs"). ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on Initial Redemption Date (the equivalent of a commercial paper maturity). Investors receive a premium for giving the issuer the option to extend the maturity and a stepped-up coupon if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper. XMTNs are short-term securities with the majority having a one month floating rate coupon. Each month the investor has the option to put the security back to the issuer creating an extended 390-day maturity. If the security is not put back to the issuer it is rolled over every month with a 3-10 year stated final maturity. Investors receive a stepped-up coupon each year the security is held. XMTNs carry the same credit rating(s) as the issuer's commercial paper. TLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. TLNs are backed by a single asset, typically credit cards, and are supported by third-party liquidity. Upon extension, the investor receives a stepped-up coupon and the trust goes into early amortization with any payments to the trust flowing to the TLN investor. SLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. SLNs are backed by a diverse set of assets and are supported by a market value or total return swap which eliminates market value and liquidity risks associated with the assets. The market value swap makes up any difference between the sale of non-delinquent/non-defaulted collateral and the amount needed to repay investors. The total rate of return swap provides both liquidity support and credit risk coverage to the investors. Upon extension, the investor receives a stepped-up coupon and the assets backing the SLNs are auctioned off with the proceeds flowing to the SLN investor.

      LOAN PARTICIPATIONS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Master Series may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Master Series may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Master Series to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, a Master Series may be subject to delays, expenses and risks that are greater than if the Master Series had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Master Series may be regarded as a creditor of the issuing bank (rather than the underlying corporate

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

borrower), so that the Master Series may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by a Master Series are generally regarded as illiquid.

      MONEY MARKET FUNDS. (ALL MASTER SERIES). Each Master Series may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Master Series to bear proportionately the costs incurred by the other investment companies' operations. At the same time, a Master Series will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

      POLICIES AND LIMITATIONS. For cash management purposes, each Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. See "Cash Management and Temporary Defensive Positions."

      Otherwise, a Master Series' investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Series' total assets with respect to any one investment company and (iii) 10% of the Master Series' total assets in all investment companies in the aggregate.

      ASSET-BACKED SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Master Series may invest are subject to the Master Series' overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.


      U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.


      POLICIES AND LIMITATIONS. These investments are subject to each Master Series' quality, maturity and duration standards.


      PRIME Master Series may not invest in foreign debt securities, except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.


      MUNICIPAL OBLIGATIONS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Municipal obligations are issued by or on behalf of states, the District of Columbia and U.S. territories and possessions and their political subdivisions, agencies and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

      Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

      The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Master Series' investments in municipal obligations, whereas a decline in interest rates generally will increase that value.


      Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

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

      Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

      The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.


      From time to time, federal legislation has affected the availability of municipal obligations for investment by any Master Series. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Master Series earned was taxable, that interest could be deemed taxable retroactive to the time the Master Series purchased the relevant security.


      Listed below are different types of municipal obligations:

      GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

      REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

      Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

      RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.


      MUNICIPAL LEASE OBLIGATIONS. These obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Master Series will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Master Series a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Master Series.


      YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS. Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.


      Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Master Series' investments, whereas a decline in interest rates generally will increase that value. The ability of each Master Series to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which a Master Series invest (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.


      POLICIES AND LIMITATIONS. MONEY MARKET Master Series and PRIME Master Series may each invest in municipal obligations that otherwise meet its criteria for quality and maturity.


      Except as otherwise provided in the Prospectuses for the Master Series and this SAI, each Master Series' investment portfolio may consist of any combination of the types of municipal obligations described in the Prospectuses or in this SAI. The proportions in which each Master Series invests in various types of municipal obligations will vary from time to time.

      PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES). When a Master Series purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Master Series that terminates if the Master Series sells the obligations to a third party.

      The Master Series may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Master Series' ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Master Series may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

      Although each Master Series currently does not intend to invest in standby commitments, each reserves the right to do so. By enabling a Master Series to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Master Series to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

      Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Master Series is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Master Series' investment portfolio.

      POLICIES AND LIMITATIONS. Each Master Series will not invest in standby commitments unless it receives an opinion of counsel or a ruling of the Service that the interest the Master Series earns on municipal obligations subject to a standby commitment will be exempt from federal income tax.

      Each Master Series will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Master Series will do so only to facilitate portfolio liquidity.

      PARTICIPATION INTERESTS (MONEY MARKET Master SERIES AND PRIME MASTER SERIES. The Master Series may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by Lehman Brothers Asset Management to be creditworthy. A Master Series has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Master Series currently intends to acquire participation interests, each reserves the right to do so in the future.

      POLICIES AND LIMITATIONS. A Master Series will not purchase a participation interest unless it receives an opinion of counsel or a ruling of the Service that the interest the Master Series earns on municipal obligations in which it holds the participation interest will be exempt from federal income tax.


      MORTGAGE-BACKED SECURITIES (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of HUD. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

      Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

      Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.


      Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Master Series may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Master Series use an approach that Lehman Brothers Asset Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Master Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


      Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.


      Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. Lehman Brothers Asset Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Master Series' investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Master Series may buy mortgage-backed securities without insurance or guarantees, if Lehman Brothers

Asset Management determines that the securities meet the Master Series' quality standards. Lehman Brothers Asset Management will, consistent with the Master Series' investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

      POLICIES AND LIMITATIONS. A Master Series may not purchase mortgage-backed securities that, in Lehman Brothers Asset Management's opinion, are illiquid if, as a result, more than 10% of the Master Series' net assets would be invested in illiquid securities. A Master Series may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

      ZERO COUPON SECURITIES (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES). Each Master Series may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

      Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities (including municipal obligations) must be taken into account for tax purposes ratably by each Master Series prior to the receipt of any actual payments.

      Because each Portfolio must distribute to its shareholders substantially all of its taxable and tax-exempt net investment income (including non-cash income attributable to zero coupon securities) each year for income and excise tax purposes, a Master Series may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Portfolio's distribution requirements. See "Additional Tax Information - Taxation of the Portfolios."

      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

      LEVERAGE (ALL MASTER SERIES). A Master Series may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Master Series' NAV. Although the principal of such borrowings will be fixed, a Master Series' assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Master Series. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Master Series will have to pay, that Master Series' total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Master Series will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Master Series' shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

      POLICIES AND LIMITATIONS. Each Master Series may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

      However, as an operating policy, a Master Series will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

      Each Master Series may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation.

      TERRORISM RISKS. (ALL MASTER SERIES) Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Master Series service providers and the Master Series' operations.


                          CERTAIN RISK CONSIDERATIONS

      A Portfolio's investment in its corresponding Master Series may be affected by the actions of other large investors in the Master Series, if any. For example, if a large investor in a Master Series (other than a Portfolio) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

      Although each Master Series seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that each Master Series will achieve its investment objective.


                             PERFORMANCE INFORMATION


      Each Portfolio's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Portfolio will vary. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Yield Calculations
------------------


      Each of the Portfolios may advertise its "current yield" and "effective yield" in the financial press and other publications. A Portfolio's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

      The EFFECTIVE YIELD of the Portfolios is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:


                                                       365/7
            Effective Yield = [(Base Period Return + 1)     ] - 1.

                              TRUSTEES AND OFFICERS


      The following tables set forth information concerning the Portfolio Trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management.


Information about the Board of Trustees
---------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                         ---------
                                                                                        FUNDS IN FUND            OTHER DIRECTORSHIPS
                                                                                        -------------            -------------------
                            POSITION AND                                                 OVERSEEN BY             HELD OUTSIDE FUND
                            ------------                                                ------------             -----------------
                             LENGTH OF                                                    PORTFOLIO                 COMPLEX BY
                             ---------                                                    ---------                 ----------
Name, Age, and Address(1)  Time Served(2)           Principal Occupation(s)(3)            TRUSTEE(4)              PORTFOLIO TRUSTEE
-------------------------  --------------           --------------------------            ----------              -----------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT PORTFOLIO TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John Cannon (77)       Trustee since 2005    Consultant; formerly, Chairman, CDC            61          Independent Trustee or
                                             Investment Advisers (registered investment                 Director of three series of
                                             adviser), 1993 to January 1999; formerly,                  Oppenheimer Funds: Limited
                                             President and Chief Executive Officer, AMA                 Term New York Municipal
                                             Investment Advisors, an affiliate of the                   Fund, Rochester Fund
                                             American Medical Association.                              Municipals, and Oppenheimer
                                                                                                        Convertible Securities Fund
                                                                                                        since 1992.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                         ---------
                                                                                        FUNDS IN FUND            OTHER DIRECTORSHIPS
                                                                                        -------------            -------------------
                            POSITION AND                                                 OVERSEEN BY             HELD OUTSIDE FUND
                            ------------                                                ------------             -----------------
                             LENGTH OF                                                    PORTFOLIO                 COMPLEX BY
                             ---------                                                    ---------                 ----------
NAME, AGE, AND ADDRESS(1)  TIME SERVED(2)           Principal Occupation(s)(3)            TRUSTEE(4)              PORTFOLIO TRUSTEE
-------------------------  --------------           --------------------------            ----------              -----------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Faith Colish (71)      Trustee since 2005    Counsel, Carter Ledyard & Milburn LLP (law     61          Formerly, Director (1997 to
                                             firm) since October 2002; formerly,                        2003) and Advisory Director
                                             Attorney-at-Law and President, Faith Colish,               (2003 to 2006), ABA
                                             A Professional Corporation, 1980 to 2002.                  Retirement Funds (formerly,
                                                                                                        American Bar Retirement
                                                                                                        Association) (not-for-profit
                                                                                                        membership corporation).

------------------------------------------------------------------------------------------------------------------------------------
Martha C. Goss (58)    Trustee since 2007    President, Woodhill Enterprises Inc./Chase     61          Director, Ocwen Financial
                                             Hollow Associates LLC (personal investment                 Corporation (mortgage
                                             vehicle), since 2006; Chief Operating and                  servicing), since 2005;
                                             Financial Officer, Hopewell Holdings LLC/                  Director, American Water
                                             Amwell Holdings, LLC (a holding company for                (water utility), since 2003;
                                             a healthcare reinsurance company start-up),                Director, Channel
                                             since 2003; formerly, Consultant, Resources                Reinsurance (financial
                                             Connection (temporary staffing), 2002 to                   guaranty reinsurance), since
                                             2006.                                                      2006; Advisory Board Member,
                                                                                                        Attensity (software
                                                                                                        developer), since 2005;
                                                                                                        Director, Allianz Life of
                                                                                                        New York (insurance), since
                                                                                                        2005; Director, Financial
                                                                                                        Women's Association of New
                                                                                                        York (not for profit
                                                                                                        association), since 2003;
                                                                                                        Trustee Emerita, Brown
                                                                                                        University, since 1998.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                         ---------
                                                                                        FUNDS IN FUND            OTHER DIRECTORSHIPS
                                                                                        -------------            -------------------
                            POSITION AND                                                 OVERSEEN BY             HELD OUTSIDE FUND
                            ------------                                                ------------             -----------------
                             LENGTH OF                                                    PORTFOLIO                 COMPLEX BY
                             ---------                                                    ---------                 ----------
NAME, AGE, AND ADDRESS(1)  TIME SERVED(2)           Principal Occupation(s)(3)            TRUSTEE(4)              PORTFOLIO TRUSTEE
-------------------------  --------------           --------------------------            ----------              -----------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (69)    Trustee since 2005    President, C.A. Harvey Associates since        61          Formerly, President, Board
                                             October 2001; formerly, Director, AARP, 1978               of Associates to The
                                             to December 2001.                                          National Rehabilitation
                                                                                                        Hospital's Board of
                                                                                                        Directors, 2001 to 2002;
                                                                                                        formerly, Member, Individual
                                                                                                        Investors Advisory Committee
                                                                                                        to the New York Stock
                                                                                                        Exchange Board of Directors,
                                                                                                        1998 to June 2002.

------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (79)  Trustee since 2005    Marcus Nadler Professor Emeritus of Finance    61          Formerly, Director, The
                                             and Economics, New York University Stern                   Caring Community
                                             School of Business; formerly, Executive                    (not-for-profit), 1997 to
                                             Secretary-Treasurer, American Finance                      2006; formerly, Director,
                                             Association, 1961 to 1979.                                 DEL Laboratories, Inc.
                                                                                                        (cosmetics and
                                                                                                        pharmaceuticals), 1978 to
                                                                                                        2004; formerly, Director,
                                                                                                        Apple Bank for Savings, 1979
                                                                                                        to 1990; formerly, Director,
                                                                                                        Western Pacific Industries,
                                                                                                        Inc., 1972 to 1986 (public
                                                                                                        company).
------------------------------------------------------------------------------------------------------------------------------------
Michael M. Knetter (47)Trustee since 2007    Dean, School of Business, University of        61          Trustee, Northwestern Mutual
                                             Wisconsin - Madison; formerly, Professor of                Series Fund, Inc. since
                                             International Economics and Associate Dean,                February 2007; Director,
                                             Amos Tuck School of Business - Dartmouth                   Wausau Paper since 2005;
                                             College, 1998 to 2002.                                     Director, Great Wolf Resorts
                                                                                                        since 2004.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                         ---------
                                                                                        FUNDS IN FUND            OTHER DIRECTORSHIPS
                                                                                        -------------            -------------------
                            POSITION AND                                                 OVERSEEN BY             HELD OUTSIDE FUND
                            ------------                                                ------------             -----------------
                             LENGTH OF                                                    PORTFOLIO                 COMPLEX BY
                             ---------                                                    ---------                 ----------
NAME, AGE, AND ADDRESS(1)  TIME SERVED(2)           Principal Occupation(s)(3)            TRUSTEE(4)              PORTFOLIO TRUSTEE
-------------------------  --------------           --------------------------            ----------              -----------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (70)  Trustee since 2005    Retired; formerly, Vice President and          61          Director, Webfinancial
                                             General Counsel, WHX Corporation (holding                  Corporation (holding
                                             company), 1993 to 2001.                                    company) since December
                                                                                                        2002; formerly, Director WHX
                                                                                                        Corporation (holding
                                                                                                        company), January 2002 to
                                                                                                        June 2005; formerly,
                                                                                                        Director, State Theatre of
                                                                                                        New Jersey (not-for-profit
                                                                                                        theater), 2000 to 2005.

------------------------------------------------------------------------------------------------------------------------------------
George W. Morriss (59) Trustee since 2007    Formerly, Executive Vice President and Chief   61          Manager, Old Mutual 2100
                                             Financial Officer, People's Bank (a                        fund complex (consisting of
                                             financial services company), 1991 to 2001.                 six funds) since October
                                                                                                        2006 for four funds and
                                                                                                        since February 2007 for two
                                                                                                        funds.

------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien (78) Trustee since 2005    Formerly, Member, Investment Policy            61          Director, Legg Mason, Inc.
                                             Committee, Edward Jones, 1993 to 2001;                     (financial services holding
                                             President, Securities Industry Association                 company) since 1993;
                                             ("SIA") (securities industry's                             formerly, Director, Boston
                                             representative in government relations and                 Financial Group (real estate
                                             regulatory matters at the federal and state                and tax shelters), 1993 to
                                             levels),  1974 to 1992; Adviser to SIA,                    1999.
                                             November 1992 to November 1993.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                         ---------
                                                                                        FUNDS IN FUND            OTHER DIRECTORSHIPS
                                                                                        -------------            -------------------
                            POSITION AND                                                 OVERSEEN BY             HELD OUTSIDE FUND
                            ------------                                                ------------             -----------------
                             LENGTH OF                                                    PORTFOLIO                 COMPLEX BY
                             ---------                                                    ---------                 ----------
NAME, AGE, AND ADDRESS(1)  TIME SERVED(2)           Principal Occupation(s)(3)            TRUSTEE(4)              PORTFOLIO TRUSTEE
-------------------------  --------------           --------------------------            ----------              -----------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (74)  Trustee since 2005    Retired; formerly, Senior Vice President,      61          Formerly, Director, Pro-Kids
                                             Foodmaker, Inc. (operator and franchiser of                Golf and Learning Academy
                                             restaurants) until January 1997.                           (teach golf and computer
                                                                                                        usage to "at risk"
                                                                                                        children), 1998 to 2006;
                                                                                                        formerly, Director,
                                                                                                        Prandium, Inc.
                                                                                                        (restaurants), March 2001
                                                                                                        to  July 2002.

------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (75) Trustee since 2005    Founding General Partner, Oxford Partners      61          None.
                                             and Oxford Bioscience Partners (venture
                                             capital investing) and President, Oxford
                                             Venture Corporation since 1981.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                         ---------
                                                                                        FUNDS IN FUND            OTHER DIRECTORSHIPS
                                                                                        -------------            -------------------
                            POSITION AND                                                 OVERSEEN BY             HELD OUTSIDE FUND
                            ------------                                                ------------             -----------------
                             LENGTH OF                                                    PORTFOLIO                 COMPLEX BY
                             ---------                                                    ---------                 ----------
NAME, AGE, AND ADDRESS(1)  TIME SERVED(2)           Principal Occupation(s)(3)            TRUSTEE(4)              PORTFOLIO TRUSTEE
-------------------------  --------------           --------------------------            ----------              -----------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip (57)       Trustee since 2005;   General Partner, Seip Investments LP (a        61          Director, H&R Block, Inc.
                        Lead Independent     private investment partnership); formerly,                 (financial services company)
                        Trustee beginning    President and CEO, Westaff, Inc. (temporary                since May 2001;  Chairman,
                              2006           staffing), May 2001 to January 2002;                       Compensation Committee, H&R
                                             formerly, Senior Executive at the Charles                  Block, Inc. since 2006;
                                             Schwab Corporation, 1983 to 1998, including                Director, America One
                                             Chief Executive Officer, Charles Schwab                    Foundation since 1998;
                                             Investment Management, Inc. and Trustee,                   formerly, Chairman,
                                             Schwab Family of Funds and Schwab                          Governance and Nominating
                                             Investments, 1997 to 1998, and Executive                   Committee, H&R Block, Inc.,
                                             Vice President-Retail Brokerage, Charles                   2004 to 2006; formerly,
                                             Schwab & Co., Inc., 1994 to 1997.                          Director, Forward
                                                                                                        Management, Inc. (asset
                                                                                                        management company), 1999
                                                                                                        to 2006; formerly
                                                                                                        Director, E-Bay
                                                                                                        Zoological Society, 1999
                                                                                                        to 2003; formerly,
                                                                                                        Director, General Magic
                                                                                                        (voice recognition
                                                                                                        software), 2001 to 2002;
                                                                                                        formerly, Director,
                                                                                                        E-Finance Corporation
                                                                                                        (credit decisioning
                                                                                                        services), 1999 to 2003;
                                                                                                        formerly, Director,
                                                                                                        Save-Daily.com (micro
                                                                                                        investing services), 1999
                                                                                                        to 2003.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                         ---------
                                                                                        FUNDS IN FUND            OTHER DIRECTORSHIPS
                                                                                        -------------            -------------------
                            POSITION AND                                                 OVERSEEN BY             HELD OUTSIDE FUND
                            ------------                                                ------------             -----------------
                             LENGTH OF                                                    PORTFOLIO                 COMPLEX BY
                             ---------                                                    ---------                 ----------
NAME, AGE, AND ADDRESS(1)  TIME SERVED(2)           Principal Occupation(s)(3)            TRUSTEE(4)              PORTFOLIO TRUSTEE
-------------------------  --------------           --------------------------            ----------              -----------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (59) Trustee since 2005  Private investor and consultant specializing   61          Director, Montpelier Re
                                             in the insurance industry; formerly,                       (reinsurance company) since
                                             Advisory Director, Securitas Capital LLC (a                2006; Director, National
                                             global private equity investment firm                      Atlantic Holdings
                                             dedicated to making investments in the                     Corporation (property and
                                             insurance sector), 1998 to December 2003.                  casualty insurance company)
                                                                                                        since 2004; Director, The
                                                                                                        Proformance Insurance
                                                                                                        Company (property and
                                                                                                        casualty insurance company)
                                                                                                        since March 2004; formerly,
                                                                                                        Director, Providence
                                                                                                        Washington Insurance Company
                                                                                                        (property and casualty
                                                                                                        insurance company), December
                                                                                                        1998 to March 2006;
                                                                                                        formerly, Director, Summit
                                                                                                        Global Partners (insurance
                                                                                                        brokerage firm), 2000 to
                                                                                                        2005.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                         ---------
                                                                                        FUNDS IN FUND            OTHER DIRECTORSHIPS
                                                                                        -------------            -------------------
                            POSITION AND                                                 OVERSEEN BY             HELD OUTSIDE FUND
                            ------------                                                ------------             -----------------
                             LENGTH OF                                                    PORTFOLIO                 COMPLEX BY
                             ---------                                                    ---------                 ----------
NAME, AGE, AND ADDRESS(1)  TIME SERVED(2)           Principal Occupation(s)(3)            TRUSTEE(4)              PORTFOLIO TRUSTEE
-------------------------  --------------           --------------------------            ----------              -----------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (62)      Trustee since 2005  Retired; formerly, Regional Manager            61          None.
                                             for Mid-Southern Region, Ford Motor
                                             Credit Company since September 1997;
                                             formerly, President, Ford Life Insurance
                                             Company, April 1995 to August 1997.

------------------------------------------------------------------------------------------------------------------------------------
                                            PORTFOLIO TRUSTEES WHO ARE "INTERESTED PERSONS "
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (66)      President and      Executive Vice President and Chief             61          Director, Dale Carnegie and
                       Trustee since 2005    Investment Officer, Neuberger Berman Inc.                  Associates, Inc. (private
                                             (holding company) since 2002 and 2003,                     company) since 1998;
                                             respectively; Managing Director and Chief                  Director, Solbright, Inc.
                                             Investment Officer, Neuberger Berman since                 (private company) since 1998
                                             December 2005 and 2003, respectively;
                                             formerly, Executive Vice President,
                                             Neuberger Berman, December 2002 to 2005;
                                             Director and Chairman, NB Management since
                                             December 2002; formerly, Executive Vice
                                             President, Citigroup Investments, Inc.,
                                             September 1995 to February 2002; formerly,
                                             Executive Vice President, Citigroup Inc.,
                                             September 1995 to February 2002.

------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (48)   Chairman of the     Executive Vice President, Neuberger Berman     61          Director and Vice President,
                          Board, Chief       Inc. (holding company) since 1999; Head of                 Neuberger & Berman Agency,
                        Executive Officer    Neuberger Berman Inc.'s Mutual Funds                       Inc. since 2000; formerly,
                        and Trustee since    Business (since 1999) and Institutional                    Director, Neuberger Berman
                              2005           Business (1999 to October 2005); responsible               Inc. (holding company),
                                             for Managed Accounts Business and                          October 1999 to March 2003;
                                             intermediary distribution since October                    Trustee, Frost Valley YMCA;
                                             1999; President and Director, NB Management                Trustee, College of Wooster.
                                             since 1999; Managing Director, Neuberger
                                             Berman since 2005; formerly, Executive Vice
                                             President, Neuberger Berman, 1999 to
                                             December 2005; formerly, Principal,
                                             Neuberger Berman, 1997 to 1999; formerly,
                                             Senior Vice President, NB Management, 1996
                                             to 1999.
------------------------------------------------------------------------------------------------------------------------------------

(1)  The business  address of each listed person is 605 Third Avenue,  New York, New York 10158.


(2) Pursuant to the Trust's Trust Instrument, each Portfolio Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Portfolio Trustee may resign by delivering a written resignation; (b) any Portfolio Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Portfolio Trustees; (c) any Portfolio Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Portfolio Trustees; and (d) any Portfolio Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.


(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.


* Indicates a Portfolio Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management.


Information about the Officers of the Trust
-------------------------------------------

                                         Position and Length of
                                         ----------------------
Name, Age, and Address(1)                    Time Served(2)                                     Principal Occupation(s)(3)
-------------------------                    ----------                                         --------------------------
Andrew B. Allard (46)                  Anti-Money Laundering                    Senior Vice President, Neuberger Berman since 2006;
                                   Compliance Officer since 2005                Deputy General Counsel, Neuberger Berman since 2004;
                                                                                formerly, Vice President, Neuberger Berman, 2000 to
                                                                                2005; formerly, Associate General Counsel, Neuberger
                                                                                Berman, 1999 to 2004; Anti-Money Laundering
                                                                                Compliance Officer, seventeen registered investment
                                                                                companies for which NB Management acts as investment
                                                                                manager and administrator (seven since 2002, three
                                                                                since 2003, four since 2004, one since 2005 and
                                                                                two since 2006).

Michael J. Bradler (37)               Assistant Treasurer since 2005            Vice President, Neuberger Berman since 2006;
                                                                                Employee, NB Management since 1997; Assistant
                                                                                Treasurer, seventeen registered investment companies
                                                                                for which NB Management acts as investment manager
                                                                                and administrator (fifteen since 2005 and two
                                                                                since 2006).

                                         Position and Length of
                                         ----------------------
Name, Age, and Address(1)                    Time Served(2)                                     Principal Occupation(s)(3)
-------------------------                    ---------------                                    ---------------------------
Claudia A. Brandon (50)                    Secretary since 2005                 Senior Vice President, Neuberger Berman since 2007;
                                                                                Vice President-Mutual Fund Board Relations, NB
                                                                                Management since 2000 and Assistant Secretary
                                                                                since 2004; formerly, Vice President, Neuberger
                                                                                Berman, 2002 to 2006 and Employee since 1999;
                                                                                Secretary, seventeen registered investment
                                                                                companies for which NB Management acts as
                                                                                investment manager and administrator (three since
                                                                                1985, four since 2002, three since 2003, four
                                                                                since 2004, one since 2005 and two since 2006).

Robert Conti (51)                       Vice President since 2005               Managing Director, Neuberger Berman since 2007;
                                                                                formerly, Senior Vice President, Neuberger Berman,
                                                                                2003 to 2006; formerly, Vice President, Neuberger
                                                                                Berman, 1999 to 2003; Senior Vice President, NB
                                                                                Management since 2000; Vice President, seventeen
                                                                                registered investment companies for which NB
                                                                                Management acts as investment manager and
                                                                                administrator (three since 2000, four since 2002,
                                                                                three since 2003, four since 2004, one since 2005
                                                                                and two since 2006).

Brian J. Gaffney (53)                   Vice President since 2005               Managing Director, Neuberger Berman since 1999;
                                                                                Senior Vice President, NB Management since 2000;
                                                                                Vice President, seventeen registered investment
                                                                                companies for which NB Management acts as investment
                                                                                manager and administrator (three since 2000, four
                                                                                since 2002, three since 2003, four since 2004, one
                                                                                since 2005 and two since 2006).

                                         Position and Length of
                                         ----------------------
Name, Age, and Address(1)                    Time Served(2)                                     Principal Occupation(s)(3)
--------------------------                   ---------------                                    ---------------------------
Maxine L. Gerson (56)              Chief Legal Officer since 2005               Senior Vice President, Neuberger Berman since 2002;
                                   (only for purposes of sections 307           Deputy General Counsel and Assistant Secretary,
                                   and 406 of the Sarbanes-Oxley Act            Neuberger Berman since 2001; Secretary and General
                                   of 2002)                                     Counsel, NB Management since 2004; Chief Legal
                                                                                Officer (only for purposes of sections 307 and 406
                                                                                of the Sarbanes-Oxley Act of 2002), seventeen
                                                                                registered investment companies for which NB
                                                                                Management acts as investment manager and
                                                                                administrator (fifteen since 2005 and two since
                                                                                2006).

Sheila R. James (42)                  Assistant Secretary since 2005            Assistant Vice President, Neuberger Berman since
                                                                                2007 and Employee since 1999; Assistant Secretary,
                                                                                seventeen registered investment companies for
                                                                                which NB Management acts as investment manager and
                                                                                administrator (seven since 2002, three since 2003,
                                                                                four since 2004, one since 2005 and two since
                                                                                2006).

Kevin Lyons (52)                      Assistant Secretary since 2005            Employee, Neuberger Berman since 1999; Assistant
                                                                                Secretary, seventeen registered investment companies
                                                                                for which NB Management acts as investment manager
                                                                                and administrator (ten since 2003, four since 2004,
                                                                                one since 2005 and two since 2006).

John M. McGovern (37)        Treasurer and Principal Financial and Accounting   Senior Vice President, Neuberger Berman since 2007;
                               Officer since 2005; prior thereto, Assistant     formerly, Vice President, Neuberger Berman, 2004 to
                                           Treasurer since 2005                 2006; Employee, NB Management since 1993; Treasurer
                                                                                and Principal Financial and Accounting Officer,
                                                                                seventeen registered investment companies for
                                                                                which NB Management acts as investment manager and
                                                                                administrator (fifteen since 2005 and two since
                                                                                2006); formerly, Assistant Treasurer, fifteen
                                                                                registered investment companies for which NB
                                                                                Management acts as investment manager and
                                                                                administrator, 2002 to 2005.

                                         Position and Length of
                                         ----------------------
Name, Age, and Address(1)                    Time Served(2)                                     Principal Occupation(s)(3)
--------------------------                   ---------------                                    ---------------------------
Frank Rosato (36)                     Assistant Treasurer since 2005            Vice President, Neuberger Berman since 2006;
                                                                                Employee, NB Management since 1995; Assistant
                                                                                Treasurer, seventeen registered investment
                                                                                companies for which NB Management acts as
                                                                                investment manager and administrator (fifteen
                                                                                since 2005 and two since 2006).

Frederic B. Soule (61)                  Vice President since 2005               Senior Vice President, Neuberger Berman since 2003;
                                                                                formerly, Vice President, Neuberger Berman, 1999
                                                                                to 2003; Vice President, seventeen registered
                                                                                investment companies for which NB Management acts
                                                                                as investment manager and administrator (three
                                                                                since 2000, four since 2002, three since 2003,
                                                                                four since 2004, one since 2005 and two since
                                                                                2006).

Chamaine Williams (36)             Chief Compliance Officer since 2005          Senior Vice President, Lehman Brothers Inc. since
                                                                                2007; formerly, Vice President, Lehman Brothers
                                                                                Inc., 2003 to 2006; Chief Compliance Officer,
                                                                                seventeen registered investment companies for
                                                                                which NB Management acts as investment manager and
                                                                                administrator (sixteen since 2005 and one since
                                                                                2006); Chief Compliance Officer, Lehman Brothers
                                                                                Asset Management Inc. since 2003; Chief Compliance
                                                                                Officer, Lehman Brothers Alternative Investment
                                                                                Management LLC since 2003; formerly, Vice
                                                                                President, UBS Global Asset Management (US) Inc.
                                                                                (formerly, Mitchell Hutchins Asset Management, a
                                                                                wholly-owned subsidiary of PaineWebber Inc.), 1997
                                                                                to 2003.

--------------------

(1)  The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)  Pursuant to the By-Laws of the Trust,  each  officer  elected by the  Portfolio  Trustees  shall hold office until his or her successor  shall have been elected and  qualified or until his or her earlier  death,  inability  to serve,  or  resignation.
     Officers serve at the pleasure of the Portfolio Trustees and may be removed at any time with or without cause.

(3)  Except  as otherwise indicated, each individual  has  held  the  positions shown for at least the last five years.

The Board of Trustees
---------------------


      The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Portfolio and reviews and approves the advisory and sub-advisory contracts and other principal contracts. It is the Portfolios' policy that at least three quarters of the Board of Trustees shall be comprised of Portfolio Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Portfolio Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Portfolios' management. The standing committees of the Board of Trustees are described below.

      AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Portfolios' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Portfolios' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Portfolios' compliance with legal and regulatory requirements that relate to the Portfolios' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Portfolios' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Portfolios' independent registered public accounting firms; and (e) to act as a liaison between the Portfolios' independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Portfolio Trustees. During the fiscal year ended March 31, 2007, the Committee met six times.

      ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Portfolio shares, of employees, officers, and trustees; and (c) the activities of the
Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Portfolio's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Portfolio and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward I. O'Brien. All members are Independent Portfolio Trustees. During the fiscal year ended March 31, 2007, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Lehman Brothers Asset Management and NB Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Portfolio Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Portfolio Trustees. During the fiscal year ended March 31, 2007, the Committee met three times.

      EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Portfolio Trustees. During the fiscal year ended March 31, 2007, the Committee met once.

      GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Portfolio Trustees including as Independent Portfolio Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Portfolio Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Portfolio Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Reserve Liquidity Funds, 605 Third Avenue, 2[nd] Floor, New York, NY, 10158-0180. During the fiscal year ended March 31, 2007, the Committee met twice.

      PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available; (d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Portfolio deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Portfolio Trustees. During the fiscal year ended March 31, 2007, the Committee met three times.

      INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Portfolio Trustees. During the fiscal year ended March 31, 2007, the Committee met twice.


      The Trust's Trust Instrument and Master Trust's Declaration of Trust provide that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. For serving as a trustee of the Neuberger Berman Funds, each Independent Portfolio Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Portfolio Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Portfolio Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Portfolio Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.


      The following table sets forth information concerning the compensation of the Portfolio Trustees. The Trust does not have any retirement plan for its trustees.

                                                        TABLE OF COMPENSATION
                                                   FOR FISCAL YEAR ENDED 03/31/07
                                                   ------------------------------


                                                                                           Total Compensation from
                                                       Aggregate                         Investment Companies in the
                                                     Compensation                             Neuberger Berman
Name and Position with the Trust                    from the Trust                              Fund Complex
--------------------------------                    --------------                              ------------
INDEPENDENT PORTFOLIO TRUSTEES

John Cannon                                              $2,695                                   $107,035
Trustee

Faith Colish                                             $2,546                                   $101,251
Trustee

Martha C. Goss*                                            N/A                                      N/A
Trustee

C. Anne Harvey                                           $2,381                                    $94,016
Trustee

Robert A. Kavesh                                         $2,546                                   $101,251
Trustee

Michael M. Knetter*                                        $284                                    $12,379
Trustee

Howard A. Mileaf                                         $2,695                                   $107,035
Trustee

George W. Morriss*                                         $284                                    $12,379
Trustee

Edward I. O'Brien                                        $2,546                                   $101,251
Trustee

William E. Rulon                                         $2,546                                   $101,251
Trustee

Cornelius T. Ryan                                        $2,792                                   $110,914
Trustee

Tom D. Seip                                              $3,182                                   $126,371
Trustee

Candace L. Straight                                      $2,546                                   $101,251
Trustee

Peter P. Trapp                                           $2,505                                    $99,839
Trustee

PORTFOLIO TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                              $0                                       $0
President and Trustee

Peter E. Sundman                                            $0                                       $0
Chairman of the Board, Chief
Executive Officer and Trustee

*Dr. Knetter and Mr. Morriss became Portfolio Trustees on February 28, 2007. Ms. Goss became a Portfolio Trustee on June 1, 2007.

      On June 30, 2007, the Portfolio Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Portfolio.


Ownership of Securities
-----------------------


      Set forth below is the dollar range of securities owned by each Portfolio Trustee as of December 31, 2006.

---------------------------------------------------------------
                                          Prime Reserve
                                            Portfolio
---------------------------------------------------------------
John Cannon                                     A
---------------------------------------------------------------
Faith Colish                                    A
---------------------------------------------------------------
Martha C. Goss                                  A
---------------------------------------------------------------
C. Anne Harvey                                  A
---------------------------------------------------------------
Robert A. Kavesh                                A
---------------------------------------------------------------
Michael M. Knetter                              A
---------------------------------------------------------------
Howard A. Mileaf                                A
---------------------------------------------------------------
George W. Morriss                               A
---------------------------------------------------------------
Edward I. O'Brien                               A
---------------------------------------------------------------
William E. Rulon                                A
---------------------------------------------------------------
Cornelius T. Ryan                               A
---------------------------------------------------------------
Tom D. Seip                                     A
---------------------------------------------------------------
Candace L. Straight                             A
---------------------------------------------------------------
Peter P. Trapp                                  A
---------------------------------------------------------------
Jack L. Rivkin                                  A
---------------------------------------------------------------
Peter E. Sundman                                A
---------------------------------------------------------------
A = None  B = $1-$10,000  C = $10,001 - $50,000  D = $50,001-$100,000
E = over $100,000

      The following table shows the aggregate dollar range that each Portfolio Trustee held in all the funds in the Neuberger Berman Fund Family as of December 31, 2006.



                                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                              REGISTERED INVESTMENT COMPANIES OVERSEEN BY PORTFOLIO
NAME OF PORTFOLIO TRUSTEE                     TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------------------------------
INDEPENDENT PORTFOLIO TRUSTEES
--------------------------------------------------------------------------------------------------------
John Cannon                                                            E
--------------------------------------------------------------------------------------------------------
Faith Colish                                                           E
--------------------------------------------------------------------------------------------------------
Martha C. Goss                                                         C
--------------------------------------------------------------------------------------------------------
C. Anne Harvey                                                         D
--------------------------------------------------------------------------------------------------------
Robert A. Kavesh                                                       C
--------------------------------------------------------------------------------------------------------
Michael M. Knetter                                                     A
--------------------------------------------------------------------------------------------------------
Howard A. Mileaf                                                       E
--------------------------------------------------------------------------------------------------------

                                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                              REGISTERED INVESTMENT COMPANIES OVERSEEN BY PORTFOLIO
NAME OF PORTFOLIO TRUSTEE                     TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------------------------------
INDEPENDENT PORTFOLIO TRUSTEES
--------------------------------------------------------------------------------------------------------

George W. Morriss                            C
--------------------------------------------------------------------------------------------------------
Edward I. O'Brien                            E
--------------------------------------------------------------------------------------------------------
William E. Rulon                             E
--------------------------------------------------------------------------------------------------------
Cornelius T. Ryan                            C
--------------------------------------------------------------------------------------------------------
Tom D. Seip                                  E
--------------------------------------------------------------------------------------------------------
Candace L. Straight                          E
--------------------------------------------------------------------------------------------------------
Peter P. Trapp                               E
--------------------------------------------------------------------------------------------------------
PORTFOLIO TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------------------------------
Jack L. Rivkin                               B
--------------------------------------------------------------------------------------------------------
Peter E. Sundman                             E
--------------------------------------------------------------------------------------------------------

   * Valuation as of December 31, 2006.


A = None  B = $1-$10,000  C = $10,001 - $50,000  D = $50,001-$100,000
E = over $100,000

Independent Portfolio Trustees Ownership of Securities
------------------------------------------------------

      No Independent Portfolio Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------


      Because all of the Portfolios' net investable assets are invested in their corresponding Master Series, the Portfolios do not need an investment manager. NB Management serves as the Master Series' investment manager pursuant to a management agreement with Master Trust, on behalf of the Master Series, dated as of December 23, 2004 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Master Series on December 23, 2004.

      The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Master Series through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although NB Management has no current plans to pay a material amount of such compensation.

      NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day investment management of the Portfolios; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Portfolios.

      Under the Management Agreement, NB Management provides to each Master Series, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and five persons who are officers of NB Management (all of whom are officers of Neuberger Berman), presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Master Series pays NB Management a management fee based on the Master Series' average daily net assets, as described in the Prospectus.

      NB Management provides similar facilities, services, and personnel to each Portfolio pursuant to an administration agreement with the Trust, dated April 6, 2005 (the "Administration Agreement"). For such administrative services, each Portfolio pays NB Management a fee based on the Portfolio's average daily net assets, as described in the Prospectus.

      Under the Administration Agreement, NB Management also provides to each Portfolio and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Portfolio's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Portfolio's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

      From time to time, NB Management or a Portfolio may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Portfolio shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

      The Management Agreement continues with respect to each Master Series for a period of two years after the date the Master Series became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Master Series, so long as its continuance is approved at least annually
(1) by the vote of a majority of the Master Trustees who are not "interested persons" of NB Management or the Trust ("Independent Master Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Master Trustees or by a 1940 Act majority vote of the outstanding interests in a Master Series. The Administration Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Administration Agreement is renewable from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio.

      The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.


Management and Administration Fees
----------------------------------


      For investment management services, each Master Series pays NB Management a fee at the annual rate of 0.08% of average daily net assets of each Master Series.

      NB Management provides administrative services to each Portfolio that include furnishing facilities and personnel for the Portfolio and performing accounting, recordkeeping, and other services. For such administrative services, each Portfolio pays NB Management at the annual rate of 0.08% of that Portfolio's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of the Independent Portfolio Trustees, and periodic reports to the Board of Trustees on actual expenses. With a Portfolio's consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Portfolio under the Administration Agreement and may compensate such third parties, including investment providers, broker-dealers, banks, third-party administrators and other institutions, that provide such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by the Portfolios; see "Distribution Arrangements" below.)

      PRIME RESERVE Portfolio accrued management and administration fees of the following amounts (before any reimbursement of the Portfolios, described below) for the fiscal periods ended March 31:


                                       Management and Administration Fees
                                       ----------------------------------
                                            Accrued for Fiscal Years
                                            ------------------------
                                               Ended March 31
                                               --------------
                                            2007             2006*
                                            ----             -----

 PRIME RESERVE                           $4,615,626        $732,192

* For the period from April 11, 2005 (commencement of operations) to March 31, 2006.

      PRIME RESERVE Portfolio indirectly received management fee waivers of the following amounts for the fiscal periods ended March 31:

                                            2007             2006*
                                            ----             -----

 PRIME RESERVE                            $344,474          $81,439

* For the period from April 11, 2005 (commencement of operations) to March 31, 2006.

Contractual Fee Cap
-------------------


      NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of each Portfolio so that the total operating expenses of each Portfolio (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.20% of average daily net assets of each Portfolio. This undertaking lasts until March 31, 2010.

      For the fiscal year ended March 31, 2007 and the fiscal period ended March 31, 2006, NB Management reimbursed PRIME RESERVE Portfolio the following amounts of expenses:

                                            2007             2006*
                                            ----             -----
 PRIME RESERVE                            $386,536         $469,019
* For the period from April 11, 2005 (commencement of operations) to March 31, 2006.

      Each Portfolio has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.20% of its average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense. For the fiscal year ended March 31, 2007 and the fiscal period ended March 31, 2006, PRIME RESERVE Portfolio repaid NB Management the following amounts of expenses that NB Management reimbursed the Portfolio.

                                            2007             2006*
                                            ----             -----
 PRIME RESERVE                               $0               $0

* For the period from April 11, 2005 (commencement of operations) to March 31, 2006.








Sub-Adviser
-----------


      NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to each Master Series pursuant to a sub-advisory agreement dated December 23, 2004, and an assignment and assumption agreement dated December 15, 2006 ("Sub-Advisory Agreement").

      Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Master Series' day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Sub-Advisory Agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of the Master Series through associated persons of Lehman Brothers Asset Management. The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

      The Sub-Advisory Agreement continues with respect to each Master Series for a period of two years after the date the Master Series became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Portfolio by Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if they are assigned or if the Management Agreement terminates with respect to that Portfolio.


Investment Companies Managed
----------------------------


      The investment decisions concerning the Master Series and the other registered investment companies managed by NB Management or Lehman Brothers Asset Management (collectively, "Other Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the Master Series. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Master Series to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when a Master Series and one or more of the Other Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Master Series, in other cases it is believed that a Master Series' ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Master Trustees that the desirability of the Master Series having their advisory arrangements with NB Management and Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

      The  Master  Series  are  subject  to  certain  limitations imposed on all advisory clients of NB Management and Lehman Brothers Asset Management (including the Master Series, the Other Funds, and other managed accounts) and personnel of NB Management and Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------


     The Portfolios, Master Series, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, Portfolio Trustees and Master Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Master Series or taking personal advantage of investment opportunities that may belong to the Master Series. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.


Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------


      NB Management and Lehman Brothers Asset Management are wholly owned by Lehman Brothers Holdings Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management who are deemed "control persons," all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Portfolio Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Joseph Amato, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.


      Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                           DISTRIBUTION ARRANGEMENTS

Distributor
-----------


      NB Management serves as the distributor ("Distributor") in connection with the offering of each Portfolio's shares. The shares of each Portfolio are offered on a no-load basis.

      In connection with the sale of its shares, each Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the

1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Portfolios' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Portfolio's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

      For each Portfolio's shares, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Portfolio, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Portfolio's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Portfolio Trustees. These lists will not be used to offer the Portfolio's shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman or Lehman Brothers Asset Management.

      The Trust, on behalf of each Portfolio, and the Distributor are parties to a Distribution and Service Agreement ("Distribution Agreement"). The Distribution Agreement continues until October 31, 2007. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Portfolio Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

      As of October 2, 2006, the Rule 12b-1 Plan under the 1940 Act, previously adopted by the Trust, on behalf of each Portfolio, was eliminated for all series of the Trust.

      For the fiscal period ended March 31, 2007, the Rule 12b-1 payments for PRIME RESERVE Portfolio were used for compensation to sales personnel in the amount of $529,622. The foregoing is estimated and does not include all expenses fairly allocable to NB Management's or its affiliates efforts to distribute shares of the Portfolio.

Revenue Sharing
---------------

      NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Portfolios) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Portfolio shares ("revenue sharing payments").


      Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

      In addition, NB Management may pay for: placing the Portfolios on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Portfolios; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Portfolios; explaining to clients the features and characteristics of the Portfolios; conducting due diligence regarding the Portfolios; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Portfolio shares) and other similar charges.

      The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Portfolio attributable to the Financial Intermediary, the particular Portfolio or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

      Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Portfolios or of any particular share class of the Portfolios. These payment arrangements, however, will not change the price that an investor pays for Portfolio shares or the amount that a Portfolio receives to invest on behalf of an investor and will not increase Portfolio expenses. You should review your Financial
Intermediary's   compensation   disclosure   and/or   talk   to  your  Financial
Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Portfolio.

      In addition to the compensation described above, the Portfolios and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Portfolio share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Portfolios may differ depending on the Portfolio and are designed to be equal to or less than the fees the Portfolios would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

      NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Portfolio shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Portfolios or retain shares of the Portfolios in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Portfolios with respect to those assets.


                        ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------


      Each Portfolio's shares are bought or sold at a price that is the Portfolio's NAV per share. The NAV for each Portfolio and its corresponding Master Series is calculated by subtracting total liabilities of that Portfolio from total assets attributable to the Portfolio (in the case of a Master Series, the market value of the securities the Master Series holds plus cash and other assets; in the case of a Portfolio, its percentage interest in its corresponding Master Series, multiplied by the Master Series' NAV, plus any other assets). Each Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

      Each Portfolio tries to maintain a stable NAV of $1.00 per share. Each Master Series values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. Each Master Series and each corresponding Portfolio calculates its NAV as of 5 p.m. Eastern time, on each day the New York Stock Exchange ("NYSE") and the Federal Reserve Wire System ("Federal Reserve") are open ("Business Day").


Financial Intermediaries
------------------------


      The Portfolios have authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Portfolios' behalf. A Portfolio will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Portfolios' prospectuses.

                       VALUATION OF PORTFOLIO SECURITIES

      Each Master Series relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Portfolio to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Master Series' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Portfolios, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Portfolios, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL EXCHANGE INFORMATION


      As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem a Portfolio's shares and invest the proceeds in shares of the other Lehman Brothers Funds described herein, provided that the minimum investment requirements of the other fund(s) are met. See the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege" for the minimum amount required for an exchange.

      The Portfolios described herein may terminate or modify their exchange privileges in the future.

      Before effecting an exchange, Portfolio shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

      There can be no assurance that any Portfolio herein, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.


                       ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------


      The right to redeem Portfolio shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when the NYSE, bond market, or Federal Reserve closes early, (4) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, (5) when redemption requests are received after 3:30 p.m., Eastern time, (may postpone redemption request until the next Business Day) or (6) for such other period as the SEC may by order permit for the protection of the Portfolio's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (4) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

      Each Master Series and each corresponding Portfolio prices its shares as of 5 p.m., Eastern time, on each Business Day. When the Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.


Redemptions in Kind
-------------------


      Each Portfolio reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Portfolio Trustees determined that it was in the best interests of a Portfolio's shareholders as a whole.


                       DIVIDENDS AND OTHER DISTRIBUTIONS


      Each Portfolio distributes to its shareholders substantially all of its net investment income (after deducting its expenses), and any net capital gains (both long-term and short-term) it earns or realizes (including, in each case, its proportionate share of its corresponding Master Series' net investment income and net capital gains). A Master Series' net investment income consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses.

      Each Master Series and each corresponding Portfolio normally calculates their net investment income and NAV per share as of 5:00 p.m., Eastern time, on each Business Day.

      Income dividends are declared daily at approximately 4:00 p.m. Eastern time, on each Business Day; dividends declared for each month are paid on the last Business Day of the month. Portfolio shares begin earning income dividends on the Business Day on which the proceeds of the purchase order are converted to "federal funds" and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

      Each Master Series'  income dividends are based on its estimated daily net
income.   To  the  extent actual  income  differs  from  the  estimated  amount, adjustments will be made to the following business day's income dividends.

      Each Portfolio's dividends and other distributions are automatically reinvested in additional shares of the distributing Portfolio, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of a Lehman Brothers Fund, designated in the shareholder's account application. To the extent dividends and other distributions are subject to federal, state or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Portfolio shares.

      A shareholder's cash election with respect to any Portfolio remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver a Portfolio's mailings to a shareholder for 180 days, the Portfolio will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Portfolio shares until the shareholder requests in writing to State Street or the Portfolio that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Portfolio at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION


Taxation of the Portfolios
--------------------------

      To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, each Portfolio --
 which is treated as a separate corporation for federal tax purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss ("short-term capital gain"), determined without regard to any deduction for dividends paid), and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets, and
(ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

      By qualifying for treatment as a RIC, a Portfolio (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. If a Portfolio failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (taxable as ordinary income, except the part thereof that is "qualified dividend income," which is taxable for individual shareholders at the rate for net capital gain - a maximum of 15%) to the extent of the Portfolio's earnings and profits. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received private letter rulings from the Internal Revenue Service ("Service") that each series thereof, as an investor in its corresponding master series, would be deemed to own a proportionate share of the master series' assets, and to earn a proportionate share of the master series' income, for purposes of determining whether the series satisfies all of the requirements described above to qualify as a RIC. Although the Portfolios may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolios as well.

      Each Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the Excise Tax.

      See the next section for a discussion of the tax consequences to a Portfolio of distributions to it from a Master Series, investments by the Master Series in certain securities, and certain other transactions engaged in by the Master Series.

Taxation of the Master Series
-----------------------------

      Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received private letter rulings from the Service to the effect that, among other things, each master series would be treated as a separate partnership for federal income tax purposes and would not be a "publicly traded partnership." Although the Master Series may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Master Series as well. As a result, no Master Series is subject to federal income tax; instead, each investor in a Master Series, such as a Portfolio, is required to take into account in determining its federal income tax liability its share of the Master Series' income, gains, losses, deductions and tax preference items, without regard to whether it has received any cash distributions from the Master Series. Each Master Series also is not subject to Delaware or New York income or franchise tax.

      Because each Portfolio is deemed to own a proportionate share of its corresponding Master Series' assets and income for purposes of determining whether the Portfolio satisfies the requirements to qualify as a RIC, each Master Series intends to continue to conduct its operations so that its corresponding Portfolio will be able to satisfy all those requirements.

      Distributions to a Portfolio from its corresponding Master Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Portfolio's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any distributed cash exceeds the Portfolio's basis for its interest in the Master Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Portfolio's entire interest in the Master Series and includes a disproportionate share of any unrealized receivables the Master Series holds, and (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Portfolio's basis for its interest in its corresponding Master Series generally equals the amount of cash and the basis of any property the Portfolio invests in the Master Series, increased by the Portfolio's share of the Master Series' net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Master Series distributes to the Portfolio and (b) the Portfolio's share of the Master Series' losses.

      Interest a Master Series receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Taxation of the Portfolios' Shareholders
----------------------------------------

      The dividends and other distributions each Portfolio pays to a non-resident alien individual or foreign corporation (i.e., a non-U.S. person) generally are subject to a 30% (or lower treaty rate) federal withholding tax ("withholding tax"). However, Portfolio distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Portfolio's (including its share of its corresponding Master Series') "qualified net interest income" and/or short-term capital gain, and (3) with respect to a taxable year beginning after December 31, 2004, and before January 1, 2008, are exempt from withholding tax.


                             PORTFOLIO TRANSACTIONS


      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Master Series typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

      In effecting securities transactions, each Master Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Master Series plans to continue to use Neuberger Berman and/or Lehman Brothers, Inc. ("Lehman Brothers") as its broker where, in the judgment of Lehman Brothers Asset Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Master Series receive give-ups or reciprocal business in connection with its securities transactions.

      During the fiscal year ended March 31, 2007, Money Market Master Series acquired securities of the following of its "regular brokers or dealers": Morgan Stanley, Credit Suisse First Boston Corp., Merrill, Lynch, Pierce, Fenner & Smith, Inc., J.P. Morgan Chase Bank, Barclays Bank Plc., Goldman Sachs & Co., Banc of America Securities, Inc., Citigroup Global Markets. At March 31, 2007, that Master Series held the securities of its "regular brokers or dealers" with an aggregate value as follows: Morgan Stanley, $64,838,533; Credit Suisse First Boston Corp., $63,300,135; Merrill, Lynch, Pierce, Fenner & Smith, Inc., $60,011,537; J.P. Morgan Chase, $55,000,000; Barclays Bank Plc., $50,000,000;
Goldman Sachs & Co., $45,000,000; Banc of America Securities, Inc., $30,000,000.

      During the fiscal year ended March 31, 2007, Prime Master Series acquired securities of the following of its "regular brokers or dealers": Barclays Bank

Plc., Credit Suisse First Boston Corp., Morgan Stanley, Goldman Sachs & Co., Banc of America Securities, Inc., Merrill, Lynch, Pierce, Fenner & Smith, Inc., Wachovia Capital Markets, Bear Stearns & Co., Inc., Royal Bank of Canada Capital Markets, Citigroup Global Markets, Inc.. At March 31, 2007, that Master Series held the securities of its "regular brokers or dealers" with an aggregate value as follows: Barclays Bank Plc., $253,335,461; Credit Suisse First Boston Corp., $124,923,556; Morgan Stanley, $120,000,000; Goldman Sachs & Co., $100,000,000;
Banc of America Securities, Inc., $77,240,798; Merrill, Lynch, Pierce, Fenner & Smith, Inc., $75,000,000; Wachovia Capital Markets, $66,123,650; Bear Stearns & Co., Inc., $45,000,000; Royal Bank of Canada Capital Markets, $40,000,000; Citigroup Global Markets, Inc., $17,002,345.

     The Master Series may, from time to time, loan portfolio securities to Neuberger Berman and Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Master Series to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Master Series will be made on terms at least as favorable to the Master Series as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Master Series as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Master Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Master Series. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

      The use of Neuberger Berman and Lehman Brothers as brokers for each Master Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by a Master Series to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Master Series' policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Portfolio Trustees not to be comparable to the Master Series and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lehman Brothers Asset Management's judgment. The Master Series do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Master Series unless an appropriate exemption is available.

     A committee of Independent Master Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Master Series and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Master Series must be reviewed and approved no less often than annually by a majority of the Independent Master Trustees.

      To ensure that accounts of all investment clients, including a Master Series, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

      Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Master Series. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Master Series cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Master Series participate in.


Portfolio Holdings Disclosure Policy
------------------------------------


      The Master Series prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Master
Series, rating and ranking organizations, and affiliated persons of the respective Master Series or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Master Series' legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

      NB Management and the Master Series have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Master Series with a specific business reason to know the portfolio holdings of a Master Series (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Master Series prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.


Portfolio Holdings Disclosure Procedures
----------------------------------------


      Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Master Series by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Master Series or NB Management, the reviewer must ensure that the disclosure is in the best interests of Portfolio shareholders and that no conflict of interest exists between the shareholders and the Master Series or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

      Neither the Master Series, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Master Series' Chief Compliance Officer, the Board of Directors reviews the Master Series' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

      Pursuant to Codes of Ethics adopted by the Master Series, NB Management and Lehman Brothers Asset Management ("Codes of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Master Series except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Master Series' shareholders. The Codes of Ethics also prohibit any person associated with the Master Series, NB Management or Lehman Brothers Asset Management, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Master Series from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.


Portfolio Holdings Approved Recipients
--------------------------------------


      The  Master  Series  currently  have  ongoing  arrangements  to   disclose
portfolio holdings information prior to their being made public with the following Approved Recipients:

      STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Master Series has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Master Series employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Master Series' activities and supplies each Master Series with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Master Series which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Master Series, except with such Master Series' written consent. State Street receives reasonable compensation for its services and expenses as custodian.

      SECURITIES LENDING AGENT. One or more of the Master Series may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Master Series' portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to a Master Series' operations that is designated by that Master Series as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Master Series participating in the agreement pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Master Series also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

      OTHER THIRD-PARTY SERVICE PROVIDERS TO THE MASTER SERIES. The Master Series may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Master Series who require access to this information to fulfill their duties to the Master Series. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

      RATING, RANKING AND RESEARCH AGENCIES. Each Master Series sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for each Master Series. Each Master Series provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. Each Master Series also provides its complete month-end portfolio holdings to Data Communique' International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Master Series' top 10 holdings. No compensation is received by any Master Series, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Master Series' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each Master Series.

Expense Offset Arrangement
--------------------------


      Each Master Series also has an expense offset arrangement in connection with its custodian contract. For the fiscal year ended March 31, 2007, the impact of this arrangement was a reduction of expenses as follows for each
Portfolio:

                      -----------------------------------------------
                      PORTFOLIOS    AMOUNT OF REDUCTION OF
                                         EXPENSES
                      -----------------------------------------------
                      PRIME RESERVE      $16,371
                      -----------------------------------------------

Proxy Voting
------------

      The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the relevant Master Series, its corresponding Portfolio, and the Portfolio's shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

      NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Master Series. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.


      NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.


      NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.


      In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.


      Information regarding how the Master Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.


                            REPORTS TO SHAREHOLDERS


      Shareholders of each Portfolio will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Portfolios. Each Portfolio's statements show the investments owned by it and the market values thereof and provide other information about the Portfolio and its operations.


                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS


The Portfolios
--------------

      Each Portfolio is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of February 15, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has three separate operating series (the Portfolios). The Portfolio Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


      On December 15, 2006, Lehman Brothers Reverse Liquidity Funds changed its name from "Lehman Brothers Reserve Liquidity Series". On December 15, 2006, each of MONEY MARKET RESERVE Portfolio, PRIME RESERVE Portfolio and TREASURY OBLIGATIONS RESERVE Portfolio changed its name from Lehman Brothers Reserve Liquidity Fund, Lehman Brothers Prime Reserve Money Fund and Lehman Brothers U.S. Treasury Reserve Fund, respectively.


      DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The Portfolio Trustees do not intend to hold annual meetings of shareholders of the Portfolios. The Portfolio Trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote at the meeting.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Portfolio will not be personally liable for the obligations of the Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively, merely on the basis of being a shareholder.

The Master Series
-----------------

      Each Master Series is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has three separate portfolios (including the Master Series). The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other.


      On December 15, 2006, each of MONEY MARKET Master Series, PRIME Master Series, and TREASURY Master Series changed its name from Institutional Liquidity Portfolio, Prime Portfolio and U.S. Treasury Portfolio, respectively.


      PORTFOLIOS' INVESTMENTS IN MASTER SERIES. Each Portfolio is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Master Series, which is a "master fund." Each Master Series, which has the same investment objective, policies, and limitations as the Portfolio that invests in it, in turn invests in securities; the Portfolio thus acquires an indirect interest in those securities.

      Each Portfolio's investment  in  its corresponding Master Series is in the
form of a non-transferable beneficial interest.   Members  of the general public
may not purchase a direct interest in a Master Series.

      Each Master Series may also permit other investment companies and/or other institutional investors to invest in the Master Series. All investors will invest in a Master Series on the same terms and conditions as a Portfolio and will pay a proportionate share of the Master Series' expenses. Other investors in a Master Series are not required to sell their shares at the same public offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another investment company that invests exclusively in the Master Series. Information regarding any Portfolio that invests in a Master Series is available from NB Management by calling 800-877-9700.

      The Portfolio Trustees believe that investment in a Master Series by other potential investors in addition to the Portfolios may enable the Master Series to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Master Series may be affected by the actions of other large investors in a Master Series, if any. For example, if a large investor in a Master Series (other than a Portfolio) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

      Each Portfolio may withdraw its entire investment from its corresponding Master Series at any time, if the Portfolio Trustees determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in a Master Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Master Series in a manner not acceptable to the Portfolio Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Master Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Portfolio withdrew its investment from a Master Series, the Portfolio Trustees would consider what actions might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

      INVESTOR MEETINGS AND VOTING. Each Master Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Master Series will be entitled to vote in proportion to its relative beneficial interest in the Master Series. On most issues subjected to a vote of Master Series investors, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Master Series in proportion to the votes cast by the Portfolio's shareholders. If there are other investors in a Master Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Master Series investors; indeed, if other investors hold a majority interest in a Master Series, they could have voting control of the Master Series.

      CERTAIN PROVISIONS. Under Delaware law, the shareholders of a Master Series will not be personally liable for the obligations of the Master Series; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Master Trust or a Master Series contain a statement that such obligation may be enforced only against the assets of the Master Trust or Master Series and provides for indemnification out of Master Trust or Master Series property of any shareholder nevertheless held personally liable for Master Trust or Master Series obligations, respectively, merely on the basis of being a shareholder.


      OTHER. For Portfolio shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

                          CUSTODIAN AND TRANSFER AGENT


      Each Portfolio and Master Series has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Portfolio's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Portfolio shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to LEHMAN BROTHERS RESERVE Liquidity Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


      MONEY MARKET RESERVE Portfolio and its corresponding portfolio, Money Market Master Series, has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements. PRIME RESERVE Portfolio and TREASURY OBLIGATIONS RESERVE Portfolio and their corresponding portfolios, Prime Master Series and Treasury Master Series, respectively, have selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm that will audit their financial statements.


                                 LEGAL COUNSEL

      The Trusts have selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, NW, Washington, DC 20006-1600, as their legal counsel.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


      As of June 30, 2007, the following are all of the beneficial and record owners of more than five percent of PRIME RESERVE Portfolio. MONEY MARKET RESERVE Portfolio and TREASURY OBLIGATIONS RESERVE Portfolio have not yet commenced operations as of the date of this SAI. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Portfolios of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

 PORTFOLIO                    NAME & ADDRESS                   PERCENT OWNED
 PRIME RESERVE Portfolio      Lehman Brothers Inc.                52.17%
                              Client Segregated
                              7th Floor
                              70 Hudson Street
                              Jersey City, NJ 07302-6599

                              Neuberger Berman Management Inc.     5.88%
                              Floor 11
                              399 Park Avenue

                         New York, NY 10022-4858

                             REGISTRATION STATEMENT


      This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Portfolios and Master Series.


      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


      The following financial statements and related documents are incorporated herein by reference from the Portfolios' Annual Report to shareholders for the fiscal year ended March 31, 2007:


            The audited financial statements of PRIME RESERVE Portfolio (formerly, Lehman Brothers Prime Reserve Money
            Fund)  and   Prime   Master   Series   (formerly,  Prime
            Portfolio), notes thereto, and the reports of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

      The following financial statements and related documents are incorporated herein by reference from the Lehman Brothers Institutional Liquidity Cash Management Funds' (formerly, Lehman Brothers Institutional Liquidity Series') Annual Report to shareholders for the fiscal year ended March 31, 2007:

            The audited financial statements of MONEY MARKET Master Series (formerly, Institutional Liquidity Portfolio), notes thereto, and the report of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.


      The following financial statements and related documents are incorporated herein by reference from the Lehman Brothers Institutional Liquidity Funds' Annual Report to shareholders for the fiscal year ended March 31, 2007:


            The audited financial statements of TREASURY Master Series, notes thereto, and the report of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

                                                                      Appendix A

                RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

      S&P CORPORATE BOND RATINGS:

      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CI - The rating CI is reserved for income bonds on which no interest is being paid.

      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      MOODY'S CORPORATE BOND RATINGS:

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

      A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa  -  Bonds  which  are  rated  Baa   are  considered  as  medium  grade
obligations;  i.e.,  they  are  neither  highly protected  nor  poorly  secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

      FITCH CORPORATE BOND RATINGS:

       THE FOLLOWING DESCRIPTIONS OF FITCH'S LONG-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

      AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

      BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B - Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

      DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      DBRS CORPORATE BOND RATINGS:

      The following descriptions of DBRS short-term debt ratings have been published by Dominion Bond Rating Service.

      AAA - Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

      AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, debt rated AA differs from debt rated AAA only to a small degree.

      A - Long-term debt rated A is considered to be of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

      BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

      BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

      B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

      CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

      D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

      HIGH OR LOW - The ratings above may be modified by the addition of "high" or "low" to show relative standing within the major categories. The absence of either indicates the rating is in the "middle" of a category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

      S&P COMMERCIAL PAPER RATINGS:

      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

      MOODY'S COMMERCIAL PAPER RATINGS:

      Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

      FITCH COMMERCIAL PAPER RATINGS:

      The following descriptions of Fitch short-term debt ratings have been published by Fitch's IBCA Investors Service.

      F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


      DBRS COMMERCIAL PAPER RATINGS:

      The following descriptions of DBRS short-term debt ratings have been published by Dominion Bond Rating Service.

      R-1 (HIGH) - Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

      R-1 (MIDDLE) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.


                                       A-5